NLRSUMSUP1/14

SUPPLEMENT DATED JANUARY 9, 2014 TO THE
SUMMARY PROSPECTUS OF
MARKET VECTORS ETF TRUST
Dated May 1, 2013, as revised on June 10, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Uranium+Nuclear Energy ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The Board of Trustees of the Trust has approved a change to the Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Nuclear Energy Index. Effective on or about March 21, 2014, the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Global Uranium & Nuclear Energy Index (the “Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Effective at the time of the investment objective change, the Fund’s investment policies: (i) to normally invest at least 80% of its total assets in equity securities of U.S. and foreign companies primarily engaged in various aspects of the nuclear energy business; and (ii) to normally invest at least 80% of its total assets in securities that comprise the DAXglobal® Nuclear Energy Index will be replaced with the following investment policy: the Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of companies involved in uranium and nuclear energy and includes companies that generate at least 50% of their revenues from (or, in certain circumstances, have at least 50% of their assets related to): (i) uranium mining or certain uranium mining projects; (ii) the construction, engineering and maintenance of nuclear power facilities and nuclear reactors; (iii) the production of electricity from nuclear sources; or (iv) providing equipment, technology and/or services to the nuclear power industry.

In connection with these changes, the Fund will experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Index is published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

Please retain this supplement for future reference.

SUPPLEMENT DATED JANUARY 9, 2014 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2013, as revised on June 10, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Uranium+Nuclear Energy ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com

The Board of Trustees of the Trust has approved a change to the Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Nuclear Energy Index. Effective on or about March 21, 2014, the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Global Uranium & Nuclear Energy Index (the “Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Effective at the time of the investment objective change, the Fund’s investment policies: (i) to normally invest at least 80% of its total assets in equity securities of U.S. and foreign companies primarily engaged in various aspects of the nuclear energy business; and (ii) to normally invest at least 80% of its total assets in securities that comprise the DAXglobal® Nuclear Energy Index will be replaced with the following investment policy: the Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of companies involved in uranium and nuclear energy and includes companies that generate at least 50% of their revenues from (or, in certain circumstances, have at least 50% of their assets related to): (i) uranium mining or certain uranium mining projects; (ii) the construction, engineering and maintenance of nuclear power facilities and nuclear reactors; (iii) the production of electricity from nuclear sources; or (iv) providing equipment, technology and/or services to the nuclear power industry.

In connection with these changes, the Fund will experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Index is published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

Please retain this supplement for future reference.

SUPPLEMENT DATED JANUARY 9, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated May 1, 2013, as revised on October 7, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Statement of Additional Information (“SAI”) for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Uranium+Nuclear Energy ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com

The Board of Trustees of the Trust has approved a change to the Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Nuclear Energy Index. Effective on or about March 21, 2014, the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Global Uranium & Nuclear Energy Index (the “Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Effective at the time of the investment objective change, the Fund’s investment policies: (i) to normally invest at least 80% of its total assets in equity securities of U.S. and foreign companies primarily engaged in various aspects of the nuclear energy business; and (ii) to normally invest at least 80% of its total assets in securities that comprise the DAXglobal® Nuclear Energy Index will be replaced with the following investment policy: the Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of companies involved in uranium and nuclear energy and includes companies that generate at least 50% of their revenues from (or, in certain circumstances, have at least 50% of their assets related to): (i) uranium mining or certain uranium mining projects; (ii) the construction, engineering and maintenance of nuclear power facilities and nuclear reactors; (iii) the production of electricity from nuclear sources; or (iv) providing equipment, technology and/or services to the nuclear power industry.

In connection with these changes, the Fund will experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Index is published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

Please retain this supplement for future reference.